DIRECT OPERATING COSTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Inventories recognized as expense during the period	$ 21,397	$ 23,046	$ 21,421
Expense relating to short-term leases	24	59
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 11	$ 14